Unitholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Unitholders' Equity
Schedule of percentage allocations for cash distributions in excess of $0.54625 per common unit and subordinated unit in any quarter
Total Quarterly Distribution	Marginal Percentage Interest in Distributions
Target Amount	Unitholders	General Partner
above $0.54625 up to $0.59375	86.9%	13.1%
above $0.59375	76.9%	23.1%